LEASES (Shedule of Reconciliation of Company Undiscounted Cash Flows to Present Value) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lease Receivable
Total undiscounted amount	$ 414
Less future interest	(18)
Total discounted amount	396	$ 534	$ 447
Less: current portion	(213)	(186)
Non-current portion	183	348
Lease Obligations
Total undiscounted amount	1,880
Less future interest	(139)
Total discounted amount	1,741	2,069	$ 1,463
Less: current portion	(657)	(567)
Non-current portion	1,084	$ 1,502
Within a year [Member]
Lease Receivable
Total undiscounted amount	231
Lease Obligations
Total undiscounted amount	692
Total discounted amount	657
Between 2 to 5 years [Member]
Lease Receivable
Total undiscounted amount	183
Lease Obligations
Total undiscounted amount	$ 1,188